SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Mar. 31, 2021 USN ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of loan agreements	3
Term of the loan (in years)	10 years